Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Lease

Refer to Note 10 for the Company’s lease obligation. In addition, Company leases virtual office space on a month-to-month basis in Seattle, Washington.

Litigation

From time to time, the Company and its subsidiaries may become involved in various lawsuits and legal proceedings arising in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

Tellza, Inc. v. Telvantis Voice Services Inc. f/k/a Mexedia Inc. (Broward County, Florida; Case No. Cace-25-017748). On January 1, 2023, Telvantis Voice Services Inc. (“Telvantis”), now a wholly owned subsidiary of the Company, entered into a stock purchase agreement with Tellza, Inc. to acquire Tellza’s ownership interest in Phonetime, Inc. and Matchcom Telecommunications, Inc. as part of a $3,000 purchase price. Telvantis was required to pay $250 on January 1, 2024 and did not make this payment. Tellza filed suit to recover the $250. Telvantis filed a motion to dismiss, and the parties subsequently entered into an Agreed Order. Based on the facts as presently known, the Company is unable to determine the likelihood of an unfavorable outcome; however, a loss contingency in the range of zero to $250 is reasonably possible. No accrual has been recorded as of March 31, 2026 as the loss is not considered probable.

42 Telecom Ltd. v. Symplify Technologies AB (Malta; Case No. 937/2025). 42 Telecom Limited (“FortyTwo”), a wholly owned subsidiary of the Company, instituted legal proceedings in the Civil Court, First Hall, of the Republic of Malta against Symplify Technologies AB, a Swedish corporation, for recovery of €443 (approximately $478) in unpaid invoices for telecommunications services. The case was filed September 15, 2025. On March 26, 2026, the Court entered judgment in favor of FortyTwo for the full amount of €443 plus legal interest and costs. The defendant did not appear or contest the proceedings. The judgment is now subject to collection. The Company has not recorded a receivable for the judgment amount as collectability has not yet been assessed.

Arcus Technologies Ltd.

Arcus Technologies Limited, an indirect subsidiary of the Company, entered into a settlement agreement with a customer relating to outstanding debt, with monthly payments. The matter has been resolved by agreement.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Lease

Refer to Note 10 for the Company’s lease obligation. In addition, Company leases virtual office space on a month-to-month basis in Seattle, Washington.

Litigation

From time to time, the Company and its subsidiaries may become involved in various lawsuits and legal proceedings arising in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

Tellza, Inc. v. Telvantis Voice Services Inc. f/k/a Mexedia Inc. (Broward County, Florida; Case No. Cace-25-017748). On January 1, 2023, Telvantis Voice Services Inc. (“Telvantis”), now a wholly owned subsidiary of the Company, entered into a stock purchase agreement with Tellza, Inc. to acquire Tellza’s ownership interest in Phonetime, Inc. and Matchcom Telecommunications, Inc. as part of a $3,000,000 purchase price. Telvantis was required to pay $250,000 on January 1, 2024 and did not make this payment. Tellza filed suit to recover the $250,000. Telvantis filed a motion to dismiss, and the parties subsequently entered into an Agreed Order. Based on the facts as presently known, the Company is unable to determine the likelihood of an unfavorable outcome; however, a loss contingency in the range of zero to $250,000 is reasonably possible. No accrual has been recorded as of December 31, 2025 as the loss is not considered probable. The Company acquired Telvantis effective December 31, 2025.

42 Telecom Ltd. v. Symplify Technologies AB (Malta; Case No. 937/2025). 42 Telecom Limited (“FortyTwo”), a wholly owned subsidiary of the Company, instituted legal proceedings in the Civil Court, First Hall, of the Republic of Malta against Symplify Technologies AB, a Swedish corporation, for recovery of €443,118.70 (approximately $478,000) in unpaid invoices for telecommunications services. The case was filed September 15, 2025. Subsequent to year-end, on March 26, 2026, the Court entered judgment in favor of FortyTwo for the full amount of €443,118.70 plus legal interest and costs. The defendant did not appear or contest the proceedings. The judgment is now subject to collection. The Company has not recorded a receivable for the judgment amount as collectability has not yet been assessed.

Arcus Technologies Ltd.

Arcus Technologies Limited, an indirect subsidiary of the Company, entered into a settlement agreement with a customer relating to outstanding debt, with monthly payments. The matter has been resolved by agreement.

There was also a claim made by a third-party entity regarding former Chairman Sean Michael Brehm and Node Nexus Network. The Company believes there is no basis for this claim and that the Company has no legal exposure on this claim because an indemnity has been provided by Mr. Brehm.

Acquisitions

On September 10, 2024, the Company entered into an Acquisition Agreement to exchange shares with Quantomo OU., an Estonian corporation (“Quantomo”), whereby the Company agreed to acquire from Quantomo 100% of the Quantomo’s outstanding shares in exchange for 2,000,000 shares of the Company’s common stock and a one-time cash payment of $135,000 or (120,000 Euros) which was paid and expensed in 2024. The closing of the transaction was expected to occur by December 10, 2024, subject to the satisfaction of the certain closing conditions as defined within the agreement. As of December 31, 2025, the agreement was rescinded without an accounting impact on any period.

On September 10, 2024, the Company entered into an Acquisition Agreement to exchange shares with Crowdpoint Technologies, Inc., a Texas corporation (“Crowdpoint”), a company controlled by Sean Michael Brehm, and its wholly owned subsidiary, Crwdunit Inc., a Delaware corporation (“Target”), whereby the Company agreed to acquire from Crowdpoint 100% of the Target’s outstanding shares in exchange for 3,750,000 shares of the Company’s common stock. The closing of the transaction was expected to occur by December 10, 2024, subject to the satisfaction of certain closing conditions as defined within the agreement. As of December 31, 2025, the agreement was rescinded without an accounting impact on the any period.

Spectral entered into an Agreement between the Company and Verdant Quantum OU and Moshik Cohen dated December 15, 2024 whereby Spectral acquired certain plasmonic technology for the development of room temperature semiconductors. As of December 31, 2025 the agreement was rescinded without an accounting impact on the any period.

On May 25, 2025, the Company entered into a settlement agreement with Sean Brehm and affiliated entities to rescind all prior agreements and no longer owes Mr. Brehm compensation for the demand advances.

Investment in White Label Loyalty

In May 2025, the Company entered into a non-binding term sheet to invest $15,000,000 in White Label Loyalty, a UK-based SaaS provider of enterprise-grade loyalty and customer engagement platforms. The investment was structured as a primary equity infusion to support White Label Loyalty’s product development and international expansion. The Company has elected to let the term sheet expire according to its terms and not to pursue this financing.